UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 28, 20021

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:



	Steven N. Palmer			Kansas City, MO		May 10, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	184,037

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     3156    68825 SH       SOLE                    68825
3M Co                          COM              604059105      210     1828 SH       SOLE                     1828
AOL Time Warner Inc            COM              00184A105     3167   133920 SH       SOLE
133920
Abbott Laboratories            COM              002824100      367     6970 SH       SOLE                     6970
Agilent Technologies           COM              00846U101     1485    42483 SH       SOLE                    42483
American Express               COM              025816109      409     9995 SH       SOLE                     9995
Amgen Inc                      COM              031162100    11484   192423 SH       SOLE                   192423
Automatic Data Proc            COM              053015103     9656   165717 SH       SOLE                   165717
BP PLC ADR                     COM              055622104     4277    80551 SH       SOLE                    80551
BankAmerica Corp               COM              06605F102     9364   137667 SH       SOLE                   137667
Berkshire Hath/B               COM              084670207      422      178 SH       SOLE                      178
Bristol-Myers Squibb           COM              110122108     1839    45427 SH       SOLE                    45427
Cablevision NY Grp             COM              12686C109     1996    58700 SH       SOLE                    58700
Cerner Corp                    COM              156782104     7956   166767 SH       SOLE                   166767
ChevronTexaco Corp             COM              166764100      698     7728 SH       SOLE                     7728
Chiron Corp                    COM              170040109      793    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     7659   452421 SH       SOLE                   452421
Citigroup Inc                  COM              172967101    11534   232923 SH       SOLE                   232923
Coca Cola                      COM              191216100     1788    34216 SH       SOLE                    34216
Commerce Bancshares            COM              200525103      975    22059 SH       SOLE                    22059
ConAgra Inc                    COM              205887102      220     9080 SH       SOLE                     9080
Disney, Walt Co                COM              254687106     4814   208571 SH       SOLE                   208571
DuPont(EI) DeNemours           COM              263534109     1324    28078 SH       SOLE                    28078
Electronic Data Sys            COM              285661104     1469    25335 SH       SOLE                    25335
Expeditors Intl Wash           COM              302130109      326     5350 SH       SOLE                     5350
Exxon Mobil                    COM              30231G102     1379    31462 SH       SOLE                    31462
General Electric               COM              369604103    12691   338866 SH       SOLE                   338866
Genzyme Corp                   COM              372917104     1144    26200 SH       SOLE                    26200
Home Depot Inc                 COM              437076102      238     4901 SH       SOLE                     4901
Int'l Business Mach            COM              459200101      699     6718 SH       SOLE                     6718
Intel                          COM              458140100     6222   204600 SH       SOLE                   204600
J P Morgan Chase               COM              46625h100      214     6006 SH       SOLE                     6006
Jack Henry                     COM              426281101    13149   592811 SH       SOLE                   592811
Johnson & Johnson              COM              478160104     9139   140714 SH       SOLE                   140714
Lilly (Eli)                    COM              532457108      248     3260 SH       SOLE                     3260
McDonald's Corp                COM              580135101      472    17000 SH       SOLE                    17000
Merck & Co                     COM              589331107     6852   119001 SH       SOLE                   119001
Microsoft Corp                 COM              594918104     9671   160359 SH       SOLE                   160359
Motorola, Inc                  COM              620076109     1341    94450 SH       SOLE                    94450
Nextel Comm                    COM              65332V103     2119   393884 SH       SOLE                   393884
Novamed Eyecare                COM              66986W108      197   281236 SH       SOLE                   281236
Paychex Inc                    COM              704326107     3463    87239 SH       SOLE                    87239
Pfizer Inc                     COM              717081103     2166    54497 SH       SOLE                    54497
Procter & Gamble               COM              742718109     1839    20412 SH       SOLE                    20412
Progressive Corp Ohio          COM              793315103      225     1350 SH       SOLE                     1350
Royal Dutch Petro              COM              780257804     3062    56376 SH       SOLE                    56376
SBC Communications             COM              78387G103      371     9898 SH       SOLE                     9898
Schlumberger Ltd               COM              806857108     4670    79392 SH       SOLE                    79392
Sealed Air Corp                COM              812115103     1108    23531 SH       SOLE                    23531
Student Loan Corp              COM              863902102     2249    24550 SH       SOLE                    24550
Sun Microsystems Inc           COM              866810104      179    20305 SH       SOLE                    20305
Target Corp                    COM              87612E106      272     6300 SH       SOLE                     6300
Tyco Intl LTD New              COM              902124106     7847   242796 SH       SOLE                   242796
Verizon Comm                   COM              92343V104      333     7288 SH       SOLE                     7288
Wal-Mart Stores                COM              931142103      625    10190 SH       SOLE                    10190
Wyeth                          COM              983024100     1499    22828 SH       SOLE                    22828
Strong Advantage Fd            MUT              863338109      966   100932 SH       SOLE                   100932